SHARE CAPITAL (Details Narrative)								3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 12, 2025 USD ($) shares	May 05, 2025 USD ($) shares	Nov. 19, 2024 USD ($) shares	Aug. 21, 2024 USD ($) shares	Aug. 07, 2024 $ / shares	Apr. 29, 2024 USD ($) shares	Feb. 26, 2024 USD ($) shares	Jun. 30, 2025 CAD ($) $ / shares	Jun. 30, 2024 CAD ($)	Jun. 30, 2025 CAD ($) Segments $ / shares shares	Dec. 31, 2024 CAD ($)	Jun. 30, 2024 CAD ($) shares	Dec. 31, 2024 shares	Mar. 27, 2024 $ / shares	Mar. 26, 2024 $ / shares
IfrsStatementLineItems [Line Items]
Proceeds from issue of ordinary shares	$ 18,758,889	$ 4,973,404	$ 5,272,234	$ 2,720,050		$ 4,882,168	$ 4,877,475
Issuance cost			755,387	343,676		779,615				$ 2,263,282	$ 903,757	$ 219,660
Net proceeds from issue of ordinary shares	17,113,545	4,322,853	4,516,837	2,376,374		4,102,553	4,124,977
Number of shares exercise | shares										1,184,167
Other income loss						671,747	441,166
Number of options, granted | Segments										0
Adjustments for share based payments								$ 375,452	$ 305,147	$ 664,334		504,054
Exercise price, description					On August 7, 2024, the exercise price of the April 29, 2024 warrants were amended to CAD $0.2250 or CAD $5.625 on a post share consolidation basis
Weighted average remaining contractual life of outstanding share options										4 years 7 months 6 days			4 years 7 months 6 days
Warrants [member]
IfrsStatementLineItems [Line Items]
Proceeds from issue of ordinary shares	676,418	$ 427,407	4,942,719	2,559,974		4,422,815	2,859,509
Warrants [member] | Over allotment [Member]
IfrsStatementLineItems [Line Items]
Number of stock issued | shares		100,000
Prefunded Warrants [member]
IfrsStatementLineItems [Line Items]
Proceeds from issue of ordinary shares			$ 1,977,088	$ 591,265		$ 1,248,343	$ 431,084
Warrant exercise price | $ / shares								$ 4.4025		$ 4.4025				$ 0.1761	$ 0.36
October Warrants [member]
IfrsStatementLineItems [Line Items]
New exercise price of warrants | $ / shares					$ 5.6925
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of stock issued | shares			1,200,000	320,000		258,000	88,000
Proceeds from issue of ordinary shares	18,082,472	$ 4,545,997	$ 329,515	$ 160,076		$ 396,137	$ 2,017,966
Issuance cost	$ 1,625,345	$ 650,551					$ 752,498
Ordinary shares [member] | Over allotment [Member]
IfrsStatementLineItems [Line Items]
Number of stock issued | shares		100,000
Proceeds from issue of ordinary shares		$ 265,971
Issuance cost		28,030
Net proceeds from issue of ordinary shares		$ 237,941
Number of shares issuable upon conversion | shares		100,000
Common stock 1 [member]
IfrsStatementLineItems [Line Items]
Number of stock issued | shares	5,500,000	1,715,000	400,000	346,667		282,541	448,000
Number of shares exercise | shares													1,991,668
Issued capital [member]
IfrsStatementLineItems [Line Items]
Issuance cost										$ 3,059,837	$ 1,186,166	$ 446,705
Shares returned to treasury shares | shares												(36,000)	(36,000)
Restricted stock units [member]
IfrsStatementLineItems [Line Items]
Number of stock issued for restrcited share units | shares										41,016			25,353
Share based payment expense								$ 374,439	278,457	$ 662,307		$ 420,340
Stock options [member]
IfrsStatementLineItems [Line Items]
Adjustments for share based payments								$ 1,013	$ 26,690	$ 2,027		$ 53,379